SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Mar. 31, 2024
SHAREHOLDERS' EQUITY
Schedule of options outstanding
	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of March 31, 2020	160,000	$6.60	4.6	$-
Warrants granted	-	$-	-	-
Warrants forfeited	-	-	-	-
Warrants exercised	-	$-	-	-
Warrants Outstanding as of March 31, 2021	160,000	$6.60	3.6	$-
Warrants Outstanding as of March 31, 2022	160,000	$6.60	2.6	$-
Warrants Outstanding as of March 31, 2023	8,000	132.00	1.6	-
Warrants Outstanding as of March 31, 2024	8,000	132.00	0.6	-